Other non-current liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities

Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2015	December 31, 2014
Accrued pension liabilities	37	84
Deferred mobilization revenues	128	224
Intangible liabilities - unfavorable contracts (1)	66	131
Financing secured on SapuraKencana shares (Note 32)	160	250
Other non-current liabilities	10	10
Total other non-current liabilities	401	699

(1) Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 12 and 21 to the consolidated financial statements included herein.